PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Jan. 31, 2021
PROPERTY AND EQUIPMENT [abstract]
Schedule of property and equipment

	Land and building	Leasehold improvements	Furniture & fixtures	Computer equipment	Machinery & equipment	Total
Cost
Balance, January 31, 2019	$—	$1,459,795	$478,864	$96,785	$429,664	$2,465,108
Assets from acquisition	—	522,279	50,388	25,846	646,507	1,245,020
Additions	4,675,389	97,956	12,350	—	560,328	5,346,023
Impairment	(3,305,176)	(709,064)	(125,282)	—	—	(4,139,522)
Balance, January 31, 2020	$1,370,213	$1,370,966	$416,320	$122,631	$1,636,499	$4,916,629
Additions	1,330,000	8,338	53,836	28,687	136,916	1,557,777
Category reclassification	—	(324,371)	—	—	324,371	—
Classified as held for sale	—	(792,467)	(87,957)	(40,708)	(557,882)	(1,479,014)
Disposals	—	(17,994)	(5,992)	(15,764)	(278,564)	(318,314)
Balance, January 31, 2021	$2,700,213	$244,472	$376,207	$94,846	$1,261,340	4,677,078

Accumulated Depreciation
Balance, January 31, 2019	—	$(301,583)	$(65,074)	$(7,619)	$(8,822)	$(383,098)
Depreciation expense	(128,225)	(214,331)	(88,667)	(52,324)	(215,853)	(699,400)
Balance, January 31, 2020	$(128,225)	$(515,914)	$(153,741)	$(59,943)	$(224,675)	$(1,082,498)
Depreciation expense	(73,847)	(129,976)	(65,962)	(19,777)	(341,256)	(630,818)
Category reclassification	—	128,319	—	—	(128,319)	—
Classified as held for sale	—	427,528	57,125	26,378	240,551	751,582
Disposals	—	3,549	3,650	9,152	185,082	201,433
Balance, January 31, 2021	$(202,072)	$(86,494)	$(158,928)	$(44,190)	$(268,617)	$(760,301)
Carrying amount, Jan. 31, 2020	$1,241,988	$855,052	$262,579	$62,688	$1,411,824	$3,834,131
Carrying amount, Jan. 31, 2021	$2,498,141	$157,978	$217,279	$50,656	$992,723	$3,916,777